Mergers, Acquisitions and Disposals - Summary of Purchase Price to Fair Value of Net Assets Acquired and Reconciliation of Cash Flows (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	May 04, 2017 USD ($)	Mar. 28, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 06, 2016 BRL (R$)	Dec. 06, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Sep. 30, 2015 MXN ($)
Disclosure of detailed information about business combination [line items]
Goodwill	$ 0
CCFPI [member]
Disclosure of detailed information about business combination [line items]
Total current assets	9,645,000,000
Total non-currentassets	18,909,000,000
Intangible assets recognised as of acquisition date	11,524,000,000
Total assets	32,698,000,000
Total liabilities	(10,101,000,000)
Net assets acquired	22,597,000,000
Non-controling interest	(11,072,000,000)
Equity interest held previously	22,109,000,000
Carrying value of CCFPI investment derecognized	11,690,000,000
Loss as a result of remeasuring to fair value the equity interest	166,000,000
Gain on derecognition of other comprehensive income	2,996,000,000
Total profit from remeasurement of previously equity interest	2,830,000,000
CCFPI [member] | Distribution rights [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date	4,144,000,000
Vonpar [member]
Disclosure of detailed information about business combination [line items]
Total current assets	2,492,000,000
Total non-currentassets	1,910,000,000
Net assets acquired	19,325,000,000	$ 4,082
Goodwill	2,152,000,000
Total consideration transferred	21,478,000,000				R$ 3,508	$ 20,992,000,000
Amount to be paid through Promissory Notes	(6,992,000,000)
Cash acquired	(1,287,000,000)		$ (1,287,000,000)
Amount recognized as embedded financial instrument	485,000,000
Net cash paid	13,198,000,000				R$ 1,730	$ 10,370,000,000
Vonpar [member] | Distribution rights [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date	$ 14,793,000,000
Grupo Socofar [member]
Disclosure of detailed information about business combination [line items]
Total current assets				$ 10,499,000,000
Total non-currentassets				4,240,000,000
Total assets				17,772,000,000
Total liabilities				(12,564,000,000)
Net assets acquired				5,208,000,000
Non-controling interest				(2,082,000,000)
Goodwill				4,559,000,000
Total consideration transferred				7,685,000,000				$ 7,685,000,000
Cash acquired				(795,000,000)
Grupo Socofar [member] | Trademark rights [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date				3,033,000,000
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Total current assets				1,125,000,000			$ 1,683,000,000
Total non-currentassets				3,316,000,000			2,319,000,000
Total assets				4,441,000,000			4,002,000,000
Total liabilities				(2,062,000,000)			(2,955,000,000)
Net assets acquired				2,379,000,000			1,047,000,000
Non-controling interest				35,000,000
Equity interest held previously				369,000,000
Goodwill				3,204,000,000			5,027,000,000
Total consideration transferred				5,612,000,000			6,074,000,000
Cash acquired				(211,000,000)			$ (71,000,000)
Net cash paid				$ 5,618,000,000